KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	3 Months Ended
Sep. 30, 2025
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	09/30/2025	09/30/2024
Salaries, social security and other benefits	599,351	611,096
Share-based incentives	—	480,450
Total	599,351	1,091,546